RELATED PARTY TRANSACTIONS 1 (Details) (Front Voyager, Front Voyager Inc, USD $) In Millions, unless otherwise specified	24 Months Ended
	Mar. 31, 2008	Apr. 01, 2010
Front Voyager | Front Voyager Inc
Related Party Transaction [Line Items]
Initial Charter Period	2 years
Termination Fee Paid		$ 4.90